Related Parties (Details) - Schedule of balances with related parties - USD ($)		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Balances With Related Parties Abstract
Prepaid expenses and other assets			$ 34
Other current liabilities			225
Short term loans from related parties		$ 1,210	1,488
Long term loans from related parties	[1]	$ 4,315	$ 4,227

[1]	The loans bear 10% annual interest to be paid every quarter, the principal will be repaid in the end of the period.